Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Current tax	184,016	174,410	164,562
Deferred tax	(100,432)	(132,969)	79,943
	83,584	41,441	244,505
From discontinued operations	(100,720)	(24,339)	(10,121)
	(17,136)	17,102	234,384

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Income before income tax	427,711	34,430	140,829

Tax calculated at the tax rate in each country (*)	6,456	(91,628)	(71,588)
Non taxable income / Non deductible expenses, net (*)	40,298	51,062	149,632
Changes in the tax rates	(62,968)	4,720	6,436
Effect of currency translation on tax base (**)	(922)	105,758	151,615
Accrual / Utilization of previously unrecognized tax losses (***)	-	(52,810)	(1,711)
Tax charge	(17,136)	17,102	234,384